SIGNIFICANT ACCOUNTING POLICIES (Schedule of Disaggregated Revenues By Major Product Line) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total revenues	$ 286,496	$ 250,027	$ 252,072
Products [Member]
Total revenues	90,292	72,286
Services [Member]
Total revenues	103,220	106,176
Subscriptions [Member]
Total revenues	$ 92,984	$ 71,565